Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Nuveen Arizona Premium Income Municipal Fund

333 West Wacker Drive

Chicago, Illinois 60606

under the

Investment Company Act of 1940

Investment Company Act File No. 811-07278

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of the class of securities of Nuveen Arizona Premium Income Municipal Fund (the “Fund”) to be redeemed:

MuniFund Term Preferred Shares, 2.05% Series 2015, Liquidation Preference $10.00 per share, (CUSIP #67061W 401 ) and MuniFund Term Preferred Shares, 2.90% Series 2016, Liquidation Preference $10.00 per share, (CUSIP #67061W 609).

Variable Rate MuniFund Term Preferred Shares, Series 2014, Liquidation Preference $100,000 per share (CUSIP #67061W 302 ) (the “VMTP Shares”).

(2)	Date on which the securities are expected to be called or redeemed:

MuniFund Term Preferred Shares

Series	Date
2.05% Series 2015	December 20, 2013
2.90% Series 2016	December 20, 2013

VMTP Shares

Series	Date
Series 2014	January 6, 2014

The redemption of these securities is subject to the consummation of the sale of certain newly issued series of preferred securities of the Fund, which may not occur. These redemptions may be effected on a subsequent date, due to market conditions or otherwise as determined by the Board of Trustees of the Fund.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The MuniFund Term Preferred Shares are to be redeemed pursuant to Section 2.5(c)(i) of the Statement Establishing and Fixing the Rights and Preferences of MuniFund Term Preferred Shares of the Fund.

The VMTP Shares are to be redeemed pursuant to Section 2.5(c)(i) of the Statement Establishing and Fixing the Rights and Preferences of Variable Rate MuniFund Term Preferred Shares of the Fund.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem all of the outstanding MuniFund Term Preferred Shares, as set forth below:

MuniFund Term Preferred Shares

Series	Number of Shares
2.05% Series 2015	2,982,500
2.90% Series 2016	2,084,600

The Fund intends to redeem all of the outstanding VMTP Shares, as set forth below:

VMTP Shares

Series	Number of Shares
Series 2014	280

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 20th day of November, 2013.

NUVEEN ARIZONA PREMIUM INCOME MUNICIPAL FUND

By:	/s/ Mark L. Winget
Name:	Mark L. Winget
Title:	Assistant Vice President and Assistant Secretary